Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash	$ 25,764,000	$ 29,289,000
Restricted cash	62,000	62,000
Trade accounts receivable, net of allowance for expected credit losses of $836 and $0, respectively	1,302,000	3,390,000
Contract assets	6,979,000	1,844,000
Total current assets	40,992,000	35,771,000
Prepaid and other current assets	6,885,000	1,186,000
Property and equipment, net	21,176,000	5,849,000
Operating lease right-of-use assets	4,829,000	1,829,000
Deferred income taxes	7,000
Total assets	67,004,000	43,449,000
Liabilities, Redeemable Ordinary Shares and Shareholders’ Equity
Accounts payable	6,081,000	2,658,000
Accounts payable – affiliated companies	442,000	218,000
Current maturities of long-term debt	16,098,000	12,108,000
Contract liabilities, current	56,656,000	49,629,000
Operating lease liabilities, current	725,000	514,000
Other current liabilities	15,178,000	3,292,000
Total current liabilities	95,180,000	68,419,000
Long-term debt, net of current maturities	3,863,000
Contract liabilities, non-current	2,188,000	10,530,000
Operating lease liabilities, non-current	5,078,000	2,371,000
Simple Agreements for Future Equity (“SAFE agreements”)	18,314,000	13,973,000
Total liabilities	124,623,000	95,293,000
Commitments and Contingencies
Shareholders’ Equity:
Common units, $0.00001 par value, unlimited units authorized, 122,505,500 and 122,500,000 units issued and outstanding at December 31, 2022 and December 31, 2021	1,000	1,000
Paid in capital	14,967,000	14,337,000
Accumulated deficit	(72,587,000)	(66,182,000)
Total members’ equity	(57,619,000)	(51,844,000)
Total liabilities and members’ equity	67,004,000	43,449,000
Inflection Point Acquisition Corp. [Member]
Assets:
Cash	14,932	359,610
Prepaid expenses	335,888	475,532
Total current assets	350,820	835,142
Prepaid expenses – noncurrent portion		326,032
Marketable Securities held in Trust Account	334,589,588	329,755,798
Total assets	334,940,408	330,916,972
Liabilities, Redeemable Ordinary Shares and Shareholders’ Equity
Accrued offering costs and expenses	3,695,849	218,421
Due to related party	112,448	1,032
Working Capital Loan	625,000
Total current liabilities	4,433,297	219,453
Deferred underwriting fee		11,541,250
Total liabilities	4,433,297	11,760,703
Commitments and Contingencies
Class A ordinary share subject to possible redemption, 31,588,011 shares at redemption value	320,719,698	315,880,110
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common units, value	139	139
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,243,750 shares issued and outstanding	825	825
Paid in capital	10,292,368	3,590,706
Accumulated deficit	(505,919)	(315,511)
Total members’ equity	9,787,413	3,276,159
Total liabilities and members’ equity	$ 334,940,408	$ 330,916,972